Restructuring Expenses (Tables)	9 Months Ended
Sep. 30, 2019
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Activities and Related Reserves
Details of all restructuring activities and the related reserves during the three and nine months ended September 30, 2019 were as follows:

(In thousands)	Personnel expenses	Demolition and Removal costs	Ground remediation costs	Other	Total
Provision at January 1, 2019	$2,334	$2,541	$2,939	$844	$8,658
Charges	61	9	19	—	89
Cash paid	(103)	(1,234)	(19)	(4)	(1,360)
Foreign currency translation adjustment	(44)	(35)	(22)	(8)	(109)
Provision at March 31, 2019	$2,248	$1,281	$2,917	$832	$7,278
Charges	485	—	—	1	486
Cash paid	—	(621)	(941)	(469)	(2,031)
Foreign currency translation adjustment	29	9	(38)	(7)	(7)
Provision at June 30, 2019	$2,762	$669	$1,938	$357	$5,726
Charges	1,755	—	—	955	2,710
Cash paid	(1,146)	(21)	(742)	(989)	(2,898)
Foreign currency translation adjustment	(110)	(29)	(65)	(15)	(219)
Provision at September 30, 2019	$3,261	$619	$1,131	$308	$5,319